Group Structure and Recent Changes	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Group Structure and Recent Changes
3.
GROUP STRUCTURE AND RECENT CHANGES

As of December 31, 2025, the Group included the following entities:

Subsidiary	Ownership	Country of Incorporation
Viking River Cruises Australia Pty. Ltd.	100%	Australia
Viking China Investments Ltd	100%	Bermuda
Viking Cruises Holdings Ltd	100%	Bermuda
Viking Cruises International Ltd	100%	Bermuda
Viking Cruises Ltd	100%	Bermuda
Viking Cruises USA Ltd	100%	Bermuda
Viking Expedition Ltd	100%	Bermuda
Viking Expedition Ship I Ltd	100%	Bermuda
Viking Expedition Ship II Ltd	100%	Bermuda
Viking Financial Services Ltd	100%	Bermuda
Viking Fulfillment Center Ltd	100%	Bermuda
Viking Investments Asia Ltd	100%	Bermuda
Viking Ocean Cruises Asia LLC	100%	Bermuda
Viking Ocean Cruises Finance Ltd	100%	Bermuda
Viking Ocean Cruises Ltd	100%	Bermuda
Viking Ocean Cruises II Ltd	100%	Bermuda
Viking Ocean Cruises Ship I Ltd	100%	Bermuda
Viking Ocean Cruises Ship II Ltd	100%	Bermuda
Viking Ocean Cruises Ship V Ltd	100%	Bermuda
Viking Ocean Cruises Ship VI Ltd	100%	Bermuda
Viking Ocean Cruises Ship VII Ltd	100%	Bermuda
Viking Ocean Cruises Ship VIII Ltd	100%	Bermuda
Viking Ocean Cruises Ship IX Ltd	100%	Bermuda
Viking Ocean Cruises Ship X Ltd	100%	Bermuda
Viking Ocean Cruises Ship XI Ltd	100%	Bermuda
Viking Ocean Cruises Ship XII Ltd	100%	Bermuda
Viking Ocean Cruises Ship XIII Ltd	100%	Bermuda
Viking Ocean Cruises Ship XIV Ltd	100%	Bermuda
Viking Ocean Cruises Ship XV Ltd	100%	Bermuda
Viking Ocean Cruises Ship XVI Ltd	100%	Bermuda
Viking Ocean Cruises Ship XVII Ltd	100%	Bermuda
Viking Ocean Cruises Ship XVIII Ltd	100%	Bermuda
Viking Ocean Cruises Ship XIX Ltd	100%	Bermuda
Viking Ocean Cruises Ship XX Ltd	100%	Bermuda
Viking Ocean Cruises Ship XXI Ltd	100%	Bermuda
Viking Ocean Cruises Ship XXII Ltd	100%	Bermuda
Viking Ocean Cruises Ship XXIII Ltd	100%	Bermuda
Viking Ocean Cruises Ship XXIV Ltd	100%	Bermuda
Viking River Cruises (Bermuda) Ltd	100%	Bermuda
Viking River Cruises Ltd	100%	Bermuda
Viking River Tours Ltd	100%	Bermuda
Viking Sea Ltd	100%	Bermuda
Viking Services Ltd	100%	Bermuda
Viking Tours Ltd	100%	Bermuda
Viking Yidun Ltd	100%	Bermuda
Viking Services V.R.C.S (Cambodia) Co., Ltd	100%	Cambodia
Viking Cruises (Shanghai) Ltd	100%	China
Dilo Holdings Limited	99.8%	Cyprus
Laspenta Holdings Limited	100%	Cyprus
Sherry Nile Cruises Company for Floating Hotels JSC	55%	Egypt
Viking Aton Nile Cruises LLC	95%	Egypt
Viking Osiris Nile Cruises JSC	95%	Egypt
Viking River Cruises Egypt for Floating Hotels (S.A.E.)	95%	Egypt
Viking Catering France SAS	100%	France
Viking Cruises S.A.	100%	France
Ship & Dock Service GmbH	100%	Germany
Viking Technical GmbH	100%	Germany
Viking River Cruises UK Limited	100%	Great Britain
Viking Cruises Asia Limited	100%	Hong Kong
Viking Investments Hong Kong Ltd	100%	Hong Kong
Viking Hungary Kft.	(1)	Hungary
Viking Travel Services Limited	100%	Isle of Man
Viking Japan Ltd	100%	Japan
Viking River Cruises Limited	100%	Liberia
Viking Croisieres S.A.	100%	Luxembourg
Viking Hydrogen AS	100%	Norway
Viking Cruises Portugal, S.A.	100%	Portugal
Passenger Fleet LLC	100%	Russia
Riverport sro	100%	Slovak Republic
Viking Catering AG	100%	Switzerland
Viking Cruises (Switzerland) AG	100%	Switzerland
Viking River Cruises AG	100%	Switzerland
Viking Fleet Ukraine Ltd.	100%	Ukraine
Viking Ukraine Ltd.	99.9%	Ukraine
Viking Catering USA LLC	100%	USA
Viking Mississippi LLC	100%	USA
Viking Mississippi Services LLC	100%	USA
Viking River Cruises, Inc.	100%	USA
Viking River Cruises (International) LLC	100%	USA
Viking USA LLC	100%	USA

(1) In 2025, the Group sold 100% of the legal title of the quotas of Viking Hungary Kft. (“Viking Hungary”), which owns 100% of Viking Kikoto Zartkoruen Mukodo Reszvenytarsasag, to Freya Investments S.à r.l., a related party that is wholly owned by Torstein Hagen, Chairman and Chief Executive Officer, for regulatory reasons. The Group retained, however, all material economic and governance rights related to Viking Hungary. Accordingly, the Group continues to control Viking Hungary. There was no gain or loss recognized in the consolidated statements of operations from these transactions.

The Group’s new subsidiaries in 2025 included Viking Ocean Cruises Asia LLC, Viking Yidun Ltd and Viking Japan Ltd.